Cabana Target Drawdown 5 ETF SCHEDULE OF INVESTMENTS	January 31, 2021 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS – 99.9%
CURRENCY – 15.0%
Invesco DB U.S. Dollar Index Bullish Fund*	110,767	$2,704,930
EQUITY – 45.6%
Communication Services Select Sector SPDR Fund	13,512	903,683
Consumer Discretionary Select Sector SPDR Fund	17,056	2,763,242
Health Care Select Sector SPDR Fund	24,171	2,780,390
iShares Core High Dividend ETF	10,278	890,897
iShares Russell 1000 Value ETF	6,677	904,333
		8,242,545
FIXED INCOME – 39.3%
iShares 20+ Year Treasury Bond ETF	11,438	1,738,576
iShares 7-10 Year Treasury Bond ETF	15,000	1,779,600
iShares iBoxx High Yield Corporate Bond ETF	10,393	903,879
iShares Preferred & Income Securities ETF	70,528	2,669,485
		7,091,540
TOTAL EXCHANGE-TRADED FUNDS
(Cost $17,919,903)		18,039,015

SHORT-TERM INVESTMENTS – 0.1%
Invesco Government & Agency Portfolio Institutional Class, 0.03%#	11,189	11,189
TOTAL SHORT TERM INVESTMENTS
(Cost $11,189)		11,189
TOTAL INVESTMENTS – 100.0%
(Cost $17,931,092)		18,050,204
Liabilities in Excess of Other Assets – (0.0)%		(4,528)
TOTAL NET ASSETS – 100.0%		$18,045,676

*	Non-income producing security.
#	The rate is the annualized seven-day yield at period end.